Provision Expense	12 Months Ended
Dec. 31, 2024
Notes and other explanatory information [abstract]
Provision expense
7.
Provision expense

The movements in loss allowance were as follows:

	Loans to customers			Due from banks	Financial assets at FVTOCI			Cash and cash equivalents	Other assets	Contin- gencies	Total
	Stage 1	Stage 2	Stage 3	Stage 1	Stage 1	Stage 2	Stage 3	Stage 1	Stage 3	Stage 1
Loss allowance as at 31 December 2021	64,043	10,582	67,791	19	130	-	2,662	1	3,846	18	149,092
Changes in provisions
-Transfer to Stage 1	3,544	(1,138)	(2,406)	-	-	-	-	-	-	-	-
-Transfer to Stage 2	(6,970)	7,208	(238)	-	(3)	3	-	-	-	-	-
-Transfer to Stage 3	(13,854)	(7,014)	20,868	-	-	-	-	-	-	-	-
Net changes, resulting from changes in credit risk parameters	(14,545)	4,429	33,307	(14)	3	653	-	2	1,348	21	25,204
New assets issued	65,888	-	-	-	10	-	-	-	-	-	65,898
Repaid assets (except for write off)	(30,502)	(2,282)	(11,485)	-	(58)	-	-	-	-	-	(44,327)
Modification effect	-	-	8,435	-	-	-	-	-	-	-	8,435
Total effect on Consolidated Statements of Profit or Loss	20,841	2,147	30,257	(14)	(45)	653	-	2	1,348	21	55,210
Write-off, net of recoveries	-	-	19,029	-	-	-	-	-	(80)	-	18,949
Reclassification of financial assets	-	-	-	-	-	-	(2,662)	-	2,662	-	-
Foreign exchange difference	-	-	12	1	-	-	-	-	18	-	31

As at 31 December 2022	67,604	11,785	135,313	6	82	656	-	3	7,794	39	223,282

Net changes, resulting from changes in credit risk parameters include decrease of provisions due to partial repayment of loans.

As at 31 December 2022, 2023 and 2024, the allowance for impairment losses on financial assets at FVTOCI of KZT 738 million, KZT 1,408 million and KZT 1,178 million, respectively, is included in the ‘Revaluation reserve/(deficit) of financial assets and other reserves’ within equity.

Reclassification of financial assets from financial assets carried at FVTOCI to other assets relates to the bonds, which have matured, but not repaid as at 31 December 2022.

	Loans to customers				Due from banks	Financial assets at FVTOCI			Cash and cash equivalents	Other assets	Contin- gencies	Total
	Stage 1	Stage 2	Stage 3	POCI	Stage 1	Stage 1	Stage 2	Stage 3	Stage 1	Stage 3	Stage 1
Loss allowance as at 31 December 2022	67,604	11,785	135,313		6	82	656	-	3	7,794	39	223,282
Changes in provisions
-Transfer to Stage 1	15,923	(1,448)	(14,475)	-	-	-	-	-	-	-	-	-
-Transfer to Stage 2	(10,396)	16,184	(5,788)	-	-	(1)	1	-	-	-	-	-
-Transfer to Stage 3	(25,126)	(5,745)	30,871	-	-	-	(530)	530	-	-	-	-
Net changes, resulting from changes in credit risk parameters	(25,885)	(2,531)	61,320	261	-	5	31	606	20	2,060	(4)	35,883
New assets issued	75,077	-	-	-	-	28	-	-	-	-	-	75,105
Repaid assets (except for write off)	(37,258)	(1,955)	(12,662)	-	-	-	-	-	-	-	-	(51,875)
Modification effect	-	-	20,521	-	-	-	-	-	-	-	-	20,521
Total effect on Consolidated Statements of Profit or Loss	11,934	(4,486)	69,179	261	-	33	31	606	20	2,060	(4)	79,634
Write-off, net of recoveries	-	-	(49,055)	-	-	-	-	-	-	(4,214)	-	(53,269)
Foreign exchange difference	-	-	(3)	-	-	-	-	-	-	-	-	(3)

As at 31 December 2023	59,939	16,290	166,042	261	6	114	158	1,136	23	5,640	35	249,644

	Loans to customers				Due from banks	Financial assets at FVTOCI			Cash and cash equivalents	Other assets	Contin- gencies	Total
	Stage 1	Stage 2	Stage 3	POCI	Stage 1	Stage 1	Stage 2	Stage 3	Stage 1	Stage 3	Stage 1
Loss allowance as at 31 December 2023	59,939	16,290	166,042	261	6	114	158	1,136	23	5,640	35	249,644
Changes in provisions
-Transfer to Stage 1	27,424	(3,919)	(23,505)	-	-	-	-	-	-	-	-	-
-Transfer to Stage 2	(11,051)	20,608	(9,557)	-	-	-	-	-	-	-	-	-
-Transfer to Stage 3	(25,149)	(7,250)	32,399	-	-	-	-	-	-	-	-	-
Net changes, resulting from changes in credit risk parameters	(27,598)	(1,896)	65,061	1,924	1	195	(18)	(549)	19	3,909	(35)	41,013
New assets issued	86,095	-	-	-	-	142	-	-	-	-	-	86,237
Repaid assets (except for write off)	(32,139)	(1,455)	(13,333)	-	-	-	-	-	-	-	-	(46,927)
Modification effect	-	-	33,634	-	-	-	-	-	-	-	-	33,634
Total effect on Consolidated Statements of Profit or Loss	26,358	(3,351)	85,362	1,924	1	337	(18)	(549)	19	3,909	(35)	113,957
Write-off, net of recoveries	-	-	(56,973)	-	-	-	-	-	-	(979)	-	(57,952)
Foreign exchange difference	-	-	(9)	-	-	-	-	-	-	-	-	(9)

As at 31 December 2024	77,521	22,378	193,759	2,185	7	451	140	587	42	8,570	-	305,640